Document and Entity Information	Oct. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001471420
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	Columbia Seligman Premium Technology Growth Fund, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	811-22328
Entity Tax Identification Number	20-0994125
Entity Address, Address Line One	290 Congress Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(800)
Local Phone Number	-937-5449
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	STK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false